GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI  53202

Ph: (414) 273-3500 / Fax: (414) 273-5198

September 22, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:

Marshall & Ilsley Corporation

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Marshall & Ilsley Corporation (the “Company”), please find Amendment No. 2 to the Company’s Registration Statement on Form S-4.  If you have any questions regarding this filing, please do not hesitate to contact me at
414-287-9663.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ C.J. Wauters

C.J. Wauters

cc:

Randall J. Erickson
Dennis F. Connolly

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI, WASHINGTON DC, AND SHANGHAI PRC

GODFREY & KAHN IS A MEMBER OF TERRALEX®, A WORLDWIDE NETWORK OF INDEPENDENT LAW FIRMS